Income taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income Taxes [Abstract]
Schedule of Major Components of Tax Expense (Income)
The components of the provision for income tax are as follows:

	2018	2017	2016
	$	$	$
Current income tax expense (recovery)
Current period	24,432	8,647	10,469
Adjustment in respect of prior periods	185	227	(45)
	24,617	8,874	10,424
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	4,290	561	(3,936)
Effect of change in income tax rates	436	(76)	(8)
Adjustment in respect of prior periods	(158)	(459)	(7)
	4,568	26	(3,951)
Income tax expense	29,185	8,900	6,473

Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rates differ from the weighted average basic Canadian federal and provincial statutory income tax rates for the following reasons:

	2018	2017	2016
	$	$	$
Income before income taxes	125,240	30,540	32,958
	25.38%	25.30%	25.32%
Income tax at expected statutory rate	31,786	7,726	8,345
Non-deductible (taxable) items	(253)	431	276
Non-deductible stock option expense	376	1,436	—
Effect of foreign tax rates	(2,910)	(307)	1,465
Non-deductible (taxable) foreign-exchange loss (gain)	(52)	(148)	115
Change in manner of recovery	—	—	(3,545)
Other items	238	(238)	(183)
Income tax expense	29,185	8,900	6,473

Schedule of Deferred Tax Assets and Liabilities
The change in the year in the components of deferred tax assets and liabilities are as follows:

		Change in the year affecting
	2017	Net income	Other comprehensive loss	2018
	$	$	$	$
Losses carried forward	2,595	(719)	—	1,876
Employee future benefits	104	—	39	143
Other liabilities	6,662	288	1,156	8,106
Unrealized profit in inventory	1,889	257	—	2,146
Provisions	2,242	160	—	2,402
Total deferred tax asset	13,492	(14)	1,195	14,673
Intangible assets	(5,571)	2,221	—	(3,350)
Property, plant and equipment	(14,811)	(6,723)	—	(21,534)
Total deferred tax liabilities	(20,382)	(4,502)	—	(24,884)
Net deferred tax liabilities	(6,890)	(4,516)	1,195	(10,211)
The change in deferred tax assets and liabilities as presented in the statement of financial position are as follows:

		Change in the year affecting
	2017	Net income	Other comprehensive loss	2018
	$	$	$	$
Deferred tax assets	3,998	(966)	13	3,045
Deferred tax liabilities	(10,888)	(3,550)	1,182	(13,256)
	(6,890)	(4,516)	1,195	(10,211)

Schedule of Tax Loss Carryforwards
The corporate entities within Canada Goose have the following tax-loss carry-forwards that are expected to expire in the following years, if not utilized.

$
2024	5,793
2034	564
2036	2,056
2038 and thereafter	2,237
10,650